FAIR VALUE MEASUREMENT - Valuation Techniques and Inputs for Level 3 Nonrecurring Fair Value Measurements (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	$ 446,000,000	$ 236,000,000
Loans held-for-sale
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	(31,000,000)	(93,000,000)
Other real estate owned
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	0	(1,000,000)
Loans
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	9,000,000	109,000,000
Non-marketable equity securities
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	468,000,000	221,000,000
Level 3 | Price-based
Valuation techniques and inputs
Non-marketable equities	121,000,000	142,000,000
Level 3 | Comparables analysis
Valuation techniques and inputs
Non-marketable equities	112,000,000	205,000,000
Nonrecurring | Level 3
Valuation techniques and inputs
Loans held-for-sale	1,312,000,000	2,223,000,000
Nonrecurring | Level 3 | Price-based
Valuation techniques and inputs
Loans held-for-sale	1,312,000,000	2,182,000,000
Other real estate owned	4,000,000	7,000,000
Loans	24,000,000	96,000,000
Non-marketable equities	551,000,000
Nonrecurring | Level 3 | Recovery analysis
Valuation techniques and inputs
Other real estate owned	5,000,000	4,000,000
Loans	120,000,000	429,000,000
Nonrecurring | Level 3 | Comparables analysis
Valuation techniques and inputs
Non-marketable equities		36,000,000
Nonrecurring | Level 3 | Net asset approach
Valuation techniques and inputs
Non-marketable equities		18,000,000
Price | Level 3 | Price-based | Low
Valuation techniques and inputs
Non-marketable equities, measurement input value		136
Price | Level 3 | Price-based | High
Valuation techniques and inputs
Non-marketable equities, measurement input value		2,041
Price | Level 3 | Price-based | Weighted average
Valuation techniques and inputs
Non-marketable equities, measurement input value		1,647
Price | Nonrecurring | Level 3 | Price-based | Low
Valuation techniques and inputs
Loans held-for-sale, measurement input, value	89	78
Loans, measurement input, value	3	2
Non-marketable equities, measurement input value	6
Price | Nonrecurring | Level 3 | Price-based | High
Valuation techniques and inputs
Loans held-for-sale, measurement input, value	100	100
Loans, measurement input, value	75	49
Non-marketable equities, measurement input value	1,339
Price | Nonrecurring | Level 3 | Price-based | Weighted average
Valuation techniques and inputs
Loans held-for-sale, measurement input, value	99	97
Loans, measurement input, value	35	23
Non-marketable equities, measurement input value	52
Price | Nonrecurring | Level 3 | Recovery analysis | Low
Valuation techniques and inputs
Other real estate owned, measurement input, value		51
Price | Nonrecurring | Level 3 | Recovery analysis | High
Valuation techniques and inputs
Other real estate owned, measurement input, value		51
Price | Nonrecurring | Level 3 | Recovery analysis | Weighted average
Valuation techniques and inputs
Other real estate owned, measurement input, value		51
Price | Nonrecurring | Level 3 | Net asset approach | Low
Valuation techniques and inputs
Non-marketable equities, measurement input value		0
Price | Nonrecurring | Level 3 | Net asset approach | High
Valuation techniques and inputs
Non-marketable equities, measurement input value		17
Price | Nonrecurring | Level 3 | Net asset approach | Weighted average
Valuation techniques and inputs
Non-marketable equities, measurement input value		6
Appraised value | Level 3 | Price-based | Low
Valuation techniques and inputs
Non-marketable equities, measurement input value		287,000
Appraised value | Level 3 | Price-based | High
Valuation techniques and inputs
Non-marketable equities, measurement input value		39,745,000
Appraised value | Level 3 | Price-based | Weighted average
Valuation techniques and inputs
Non-marketable equities, measurement input value		21,754,000
Appraised value | Nonrecurring | Level 3 | Price-based | Low
Valuation techniques and inputs
Other real estate owned, measurement input, value	14,000	3,110,711
Appraised value | Nonrecurring | Level 3 | Price-based | High
Valuation techniques and inputs
Other real estate owned, measurement input, value	2,392,464	4,241,357
Appraised value | Nonrecurring | Level 3 | Price-based | Weighted average
Valuation techniques and inputs
Other real estate owned, measurement input, value	1,660,120	3,586,975
Appraised value | Nonrecurring | Level 3 | Recovery analysis | Low
Valuation techniques and inputs
Loans, measurement input, value	10,000	95
Appraised value | Nonrecurring | Level 3 | Recovery analysis | High
Valuation techniques and inputs
Loans, measurement input, value	3,900,000	43,646,426
Appraised value | Nonrecurring | Level 3 | Recovery analysis | Weighted average
Valuation techniques and inputs
Loans, measurement input, value	$ 247,018	$ 1,698,938
Recovery rate | Nonrecurring | Level 3 | Price-based | Low
Valuation techniques and inputs
Loans, measurement input	84.00%
Recovery rate | Nonrecurring | Level 3 | Price-based | High
Valuation techniques and inputs
Loans, measurement input	100.00%
Recovery rate | Nonrecurring | Level 3 | Price-based | Weighted average
Valuation techniques and inputs
Loans, measurement input	84.00%
Revenue multiple | Level 3 | Price-based | Low
Valuation techniques and inputs
Non-marketable equities, measurement input		2.70
Revenue multiple | Level 3 | Price-based | High
Valuation techniques and inputs
Non-marketable equities, measurement input		28.00
Revenue multiple | Level 3 | Price-based | Weighted average
Valuation techniques and inputs
Non-marketable equities, measurement input		8.92
Revenue multiple | Nonrecurring | Level 3 | Comparables analysis | Low
Valuation techniques and inputs
Non-marketable equities, measurement input		1.70
Revenue multiple | Nonrecurring | Level 3 | Comparables analysis | High
Valuation techniques and inputs
Non-marketable equities, measurement input		15.10
Revenue multiple | Nonrecurring | Level 3 | Comparables analysis | Weighted average
Valuation techniques and inputs
Non-marketable equities, measurement input		10.88
Illiquidity discount | Level 3 | Price-based | Low
Valuation techniques and inputs
Non-marketable equities, measurement input	0.1000
Illiquidity discount | Level 3 | Price-based | High
Valuation techniques and inputs
Non-marketable equities, measurement input	0.3600
Illiquidity discount | Level 3 | Price-based | Weighted average
Valuation techniques and inputs
Non-marketable equities, measurement input	0.2643
Illiquidity discount | Level 3 | Comparables analysis | Low
Valuation techniques and inputs
Non-marketable equities, measurement input		0.1000
Illiquidity discount | Level 3 | Comparables analysis | High
Valuation techniques and inputs
Non-marketable equities, measurement input		0.4500
Illiquidity discount | Level 3 | Comparables analysis | Weighted average
Valuation techniques and inputs
Non-marketable equities, measurement input		0.2529
Illiquidity discount | Nonrecurring | Level 3 | Net asset approach | Low
Valuation techniques and inputs
Non-marketable equities, measurement input		0.2000
Illiquidity discount | Nonrecurring | Level 3 | Net asset approach | High
Valuation techniques and inputs
Non-marketable equities, measurement input		0.2000
Illiquidity discount | Nonrecurring | Level 3 | Net asset approach | Weighted average
Valuation techniques and inputs
Non-marketable equities, measurement input		0.2000